Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Geographic areas	Revenue 2023	Revenue 2022	Non- current assets 2023	Non- current assets 2022
Canada	-	-	-	-
United States of America	478	-	-	-
Israel	20	-	386	52